ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS	ACCUMULATED OTHER COMPREHENSIVE LOSS
Accumulated other comprehensive loss as of December 31, 2021 and 2020 consists of:

(in millions)	2021	2020
Foreign currency translation adjustment	$(1,905)	$(2,077)
Pension adjustment, net of tax	(19)	(56)
Accumulated other comprehensive loss	$(1,924)	$(2,133)
Income taxes are not provided for foreign currency translation adjustments arising on the translation of the Company’s operations having a functional currency other than the U.S. dollar, except to the extent of translation adjustments related to the Company’s retained earnings for foreign jurisdictions in which the Company is not considered to be permanently reinvested.